Document and Entity Information - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Feb. 24, 2020	Jun. 30, 2019
Document and Entity Information
Document Type	10-K
Document Annual Report	true
Document Period End Date	Dec. 31, 2019
Document Transition Report	false
Entity File Number	0-09439
Entity Registrant Name	INTERNATIONAL BANCSHARES CORPORATION
Entity Incorporation, State or Country Code	TX
Entity Tax Identification Number	74-2157138
Entity Address, Address Line One	1200 San Bernardo Avenue
Entity Address, City or Town	Laredo
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78042 - 1359
City Area Code	956
Local Phone Number	722-7611
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Public Float			$ 2,475,805
Entity Common Stock, Shares Outstanding		65,207,831
Entity Central Index Key	0000315709
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false